SHAREHOLDERS' EQUITY (Schedule Of Outstanding and Exercisable Options) (Details) - $ / shares			12 Months Ended
		Nov. 11, 2020	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices		$ 21.615
$0.28 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices	[1]		$ 0.28
Number of options outstanding at end of year			641,166
Weighted average remaining contractual life of outstanding options			1 year 4 months 9 days
Number of options exercisable at end of year			641,166
Weighted average remaining contractual life of exercisable options			1 year 4 months 9 days
$0.29 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices	[1]		$ 0.29
Number of options outstanding at end of year			203,438
Weighted average remaining contractual life of outstanding options			1 year 5 months 1 day
Number of options exercisable at end of year			203,438
Weighted average remaining contractual life of exercisable options			1 year 5 months 1 day
$3.16 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices	[1]		$ 3.16
Number of options outstanding at end of year			211,782
Weighted average remaining contractual life of outstanding options			2 years 8 months 15 days
Number of options exercisable at end of year			211,782
Weighted average remaining contractual life of exercisable options			2 years 8 months 15 days
$3.75 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices	[1]		$ 3.75
Number of options outstanding at end of year			272,741
Weighted average remaining contractual life of outstanding options			3 years 7 days
Number of options exercisable at end of year			272,741
Weighted average remaining contractual life of exercisable options			3 years 7 days
$5.11 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices	[1]		$ 5.11
Number of options outstanding at end of year			99,360
Weighted average remaining contractual life of outstanding options			3 years 3 months 3 days
Number of options exercisable at end of year			99,360
Weighted average remaining contractual life of exercisable options			3 years 3 months 3 days
$7.00 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices	[1]		$ 7
Number of options outstanding at end of year			42,000
Weighted average remaining contractual life of outstanding options			3 years 7 months 9 days
Number of options exercisable at end of year			42,000
Weighted average remaining contractual life of exercisable options			3 years 7 months 9 days
$9.85 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices	[1]		$ 9.85
Number of options outstanding at end of year			1,044,265
Weighted average remaining contractual life of outstanding options			4 years 1 month 28 days
Number of options exercisable at end of year			1,041,099
Weighted average remaining contractual life of exercisable options			4 years 1 month 28 days
$12.16 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices	[1]		$ 12.16
Number of options outstanding at end of year			32,388
Weighted average remaining contractual life of outstanding options			4 years 4 months 6 days
Number of options exercisable at end of year			32,388
Weighted average remaining contractual life of exercisable options			4 years 4 months 6 days
$21.62 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices	[1]		$ 21.62
Number of options outstanding at end of year			6,500
Weighted average remaining contractual life of outstanding options			4 years 10 months 9 days
Number of options exercisable at end of year			6,500
Weighted average remaining contractual life of exercisable options			4 years 10 months 9 days

[1]	In U.S. dollars per Ordinary Share